PGIM S&P 500 Buffer 20 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 102.7%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $70,918)(wb)	70,918	$70,918
Options Purchased*~ 101.9%
(cost $8,860,729)		9,416,700

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.7% (cost $8,931,647)		9,487,618
Options Written*~ (2.7)%
(premiums received $299,498)		(245,382)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,632,149)		9,242,236
Liabilities in excess of other assets(z) (0.0)%		(2,376)

Net Assets 100.0%		$9,239,860

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$5.74		150		15	$9,367,500
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76		150		15	49,200
Total Options Purchased (cost $8,860,729)								$9,416,700
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$631.71		150		15	$(236,653)
SPDR S&P 500 ETF Trust	Put	09/30/25	$459.01		150		15	(8,729)
Total Options Written (premiums received $299,498)								$(245,382)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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